Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 56,426,322	$ 22,346,276
Less: allowance for credit losses	(1,981,884)	(1,225,481)	$ (901,010)
Accounts receivable, net	54,444,438	21,120,795
Accounts receivable from services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	24,674,517	13,411,519
Accounts receivable from sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 31,751,805	$ 8,934,757